Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income Tax Assets and Liabilities [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities	The following is the composition of the caption according to the items that originated it:
	As of January 1, 2022	Effect on profit or loss	Quarry rehabilitation provision	Effect on OCI	As of December 31, 2022	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Allowance for expected credit losses for trade receivables	1,533	555	-	-	2,088	473	-	-	2,561
Provision for vacations	1,905	196	-	-	2,101	114	-	-	2,215
Provision of discounts and bonuses to customers	2,227	(448)	-	-	1,779	85	-	-	1,864
Effect of differences between book and tax bases of fixed assets	(644)	986	-	-	342	934	-	-	1,276
Legal claim contingency	461	-	-	-	461	-	-	-	461
Lease liabilities	819	(119)	-	-	700	(259)	-	-	441
Estimate for devaluation of spare parts and supplies	432	3	-	-	435	(13)	-	-	422
Effect of differences between book and tax bases of inventories	55	-	-	-	55	-	-	-	55
Effect of tax-loss carry forward	1,711	(1,018)	-	-	693	(693)	-	-	-
Allowance for expected credit losses for other receivables	974	(974)	-	-	-	-	-	-	-
Other	604	290	-	-	894	1,537	-	-	2,431
	10,077	(529)	-	-	9,548	2,178	-	-	11,726
Deferred income tax liabilities
Right of use assets	(648)	88	-	-	(560)	245	-	-	(315)
Other	17	-	-	-	17	-	-	-	17
	(631)	88	-	-	(543)	245	-	-	(298)
Total deferred income tax assets	9,446	(441)	-	-	9,005	2,423	-	-	11,428
Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,818	212	-	-	18,030	215	-	-	18,245
Impairment of assets	-	-	-	-	-	8,928	-	-	8,928
Long-term incentive plan	6,641	2,794	-	-	9,435	(679)	-	-	8,756
Impairment of mining assets	6,704	951	-	-	7,655	(275)	-	-	7,380
Financial instruments designated at fair value through OCI	6,640	-	-	167	6,807	-	7	-	6,814
Provision for spare parts and supplies obsolescence	5,708	216	-	-	5,924	759	-	-	6,683
Quarry rehabilitation provision	2,726	27	810	-	3,563	802	-	1,373	5,738
Provision for vacations	3,681	203	-	-	3,884	336	-	-	4,220
Legal claim contingency	930	(502)	-	-	428	798	-	-	1,226
Allowance for expected credit losses for trade receivables	635	18	-	-	653	454	-	-	1,107
Lease liabilities	450	(240)	-	-	210	-	-	-	210
Other	328	-	-	-	328	1,118	-	-	1,446
	52,261	3,679	810	167	56,917	12,456	7	1,373	70,753
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates	(190,178)	3,752	(810)	-	(187,236)	199	-	(1,373)	(188,410)
Effect of costs of issuance of senior notes	(2,685)	314	-	-	(2,371)	391	-	-	(1,980)
Right of use assets	(746)	354	-	-	(392)	(805)	-	-	(1,197)
Net gain on cash flow hedge	(7,414)	36	-	(1,133)	(8,511)	9,145	(634)	-	-
Other	(42)	-	-	-	(42)	-	-	-	(42)
	(201,065)	4,456	(810)	(1,133)	(198,552)	8,930	(634)	(1,373)	(191,629)
Total deferred income tax liabilities, net	(148,804)	8,135	-	(966)	(141,635)	21,386	(627)	-	(120,876)
		7,694		(966)		23,809	(627)

Schedule of Reconciliation between Tax Expenses and the Product	The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The legal right is defined for each individual determination of the income tax of the Company and its Subsidiaries.

A reconciliation between tax expense and the product of the accounting profit multiplied by Peruvian tax rate for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Profit before income tax	245,708	262,420	224,110
Income tax expense calculated at the statutory income tax rate of 29.5%	(72,484)	(77,414)	(66,112)

Permanent differences
Non-deductible expenses, net	(2,369)	(7,415)	(4,070)
Effect of tax-loss carry forward not recognized	(1,955)	(763)	(758)
Income tax expense the effective income tax rate of 31% in 2023 (2022: 33% and 2021: 32%)	(76,808)	(85,592)	(70,940)

Schedule of Income Tax Expenses	The components of the deferred income tax related to the items recognized in the OCI during the years ended December 31, 2023, 2022 and 2021, are as follow:
	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(100,617)	(93,286)	(71,385)
Deferred	23,809	7,694	445
	(76,808)	(85,592)	(70,940)